Background	12 Months Ended
Mar. 31, 2013
Background
1.	Background

Tata Communications Limited (“Tata Communications India”) and its subsidiaries (collectively “Tata Communications” or “the Company”) offer international and national voice and data transmission services, selling and leasing of bandwidth on undersea cable systems, internet dial up and broadband services, and other value-added services comprised mainly of mobile global roaming and signaling services, transponder lease, data centers, telex and telegraph and television uplinking.

The Tata group, directly and indirectly through Tata Sons Limited, Panatone Finvest Limited and Tata Power Company Limited, and the GOI owned 50.03% and 26.12%, respectively of the Company’s equity shares, as of March 31, 2013.

The consolidated financial statements of Tata Communications include the financial statements of Tata Communications India and its subsidiaries, Tata Communications International Pte Ltd. (“TCIPL”) and its subsidiaries, SEPCO Communications Pty Ltd,(SEPCO) and its subsidiaries, Tata Communications Lanka Ltd.(“TCLL”), VSNL SNO SPV Pte Ltd. (“SNOSPV”), Tata Communications Transformation Services Limited (“TCTSL”), Tata Communications Payment Solutions Limited (“TCPSL”) (formerly known as Tata Communications Banking Infrasolutions Limited), and S&A Internet Services Private Limited (“SAISPL”).

On May 30, 2011, the Company through its wholly-owned subsidiary SNOSPV acquired an additional equity ownership interest of 24.50% in SEPCO. Consequently, the SEPCO Group (SEPCO and Neotel collectively referred to as SEPCO Group) became a subsidiary. The assets, liabilities and results of SEPCO group are included in consolidated financial statements with effect from May 30, 2011. [See note 3(i)].

In India, the Company is regulated by the Department of Telecommunications (DoT), GoI and the TRAI. In Singapore and Malaysia, the Company is regulated by the Infocomm Development Authority of Singapore and by the Malaysian Communications and Multimedia Commission, respectively. In Hong Kong and Taiwan, the Company is regulated by the Office of the Communications Authority of the Special Administrative Region and by the National Communications Commission respectively. In Japan the Company is regulated by the Ministry of Internal Affairs and Communications. In North America, the Company is regulated by the Canadian Radio-television and Telecommunications Commission and Industry Canada, and by the U.S. Federal Communications Commission pursuant to, the Communications Act of 1934, as amended. In the United Kingdom, the Company is regulated by the Office of Communications. In South Africa, the Company is regulated by Independent Communications Authority of South Africa (ICASA). In other parts of the world, the Company is subject to various foreign regulations.